SCHEDULE OF NATURE OF TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
- Lee Noi Geck				$ 9,881
P4 Engineering Industrial Pte Ltd [Member]
Related Party Transaction [Line Items]
- Sale of goods	[1]	2	47	150
- Purchases of goods	[1]	725	443	677
- Land rental	[1]	553	450	452
- Utilities	[1]	37	60	59
- Loan interest income	[1]	72	91	21
- Sale of property & equipment	[1]		106
Yin Zhan Holding Pte Ltd [Member]
Related Party Transaction [Line Items]
- Other services income	[2]			7
James Lim Eng Hock [Member]
Related Party Transaction [Line Items]
- Lee Noi Geck		2,578	52	9,881
Lee Noi Geck [Member]
Related Party Transaction [Line Items]
- Lee Noi Geck		$ 100	$ 37

[1]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
[2]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.